Consolidated Statements of Comprehensive Income (Parenthetical) (Related Party Transactions) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Direct costs USD ($)	Mar. 31, 2012 Direct costs CNY	Mar. 31, 2011 Direct costs CNY	Mar. 31, 2010 Direct costs CNY	Mar. 31, 2012 Research and Development Expenses USD ($)	Mar. 31, 2012 Research and Development Expenses CNY	Mar. 31, 2011 Research and Development Expenses CNY	Mar. 31, 2010 General and Administrative Expenses CNY
Rental expenses	$ (114)	(720)	(720)	(1,498)	$ (114)	(720)	(720)	(104)
Service fee								(552)